Average Annual Total Returns			12 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended		18 Months Ended	23 Months Ended	36 Months Ended	51 Months Ended		55 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended		65 Months Ended	80 Months Ended	81 Months Ended	90 Months Ended	95 Months Ended		99 Months Ended		100 Months Ended	120 Months Ended
		Jul. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
KraneShares 90% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.12%						17.50%
Performance Inception Date		Feb. 07, 2024
KraneShares 90% KWEB Defined Outcome January 2027 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			14.75%						14.87%
Performance Inception Date		Feb. 07, 2024
KraneShares 90% KWEB Defined Outcome January 2027 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.73%						12.39%
Performance Inception Date		Feb. 07, 2024
KraneShares 90% KWEB Defined Outcome January 2027 ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%						27.67%
Performance Inception Date		Feb. 07, 2024
KraneShares 90% KWEB Defined Outcome January 2027 ETF | CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.29%						24.47%
Performance Inception Date		Feb. 07, 2024
KraneShares 100% KWEB Defined Outcome January 2027 ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.27%						13.51%
Performance Inception Date		Feb. 07, 2024
KraneShares 100% KWEB Defined Outcome January 2027 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.39%						10.60%
Performance Inception Date		Feb. 07, 2024
KraneShares 100% KWEB Defined Outcome January 2027 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.45%						9.16%
Performance Inception Date		Feb. 07, 2024
KraneShares 100% KWEB Defined Outcome January 2027 ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%						27.67%
Performance Inception Date		Feb. 07, 2024
KraneShares 100% KWEB Defined Outcome January 2027 ETF | CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.29%						24.47%
Performance Inception Date		Feb. 07, 2024
KraneShares Asia Pacific High Income USD Bond ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.83%												(0.10%)						1.70%
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.45%												(3.81%)						(1.57%)
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.72%												(1.73%)						(0.13%)
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF | JP Morgan Asia Credit Index (JACI) Diversified (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JP Morgan Asia Credit Index (JACI) Diversified (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.22%												1.23%						3.33%
Performance Inception Date		Jun. 26, 2018
KraneShares Asia Pacific High Income USD Bond ETF | JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.43%												(1.33%)						1.66%
Performance Inception Date		Jun. 26, 2018
KraneShares Bosera MSCI China A 50 Connect Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			32.99%												(0.69%)												3.54%
KraneShares Bosera MSCI China A 50 Connect Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			32.77%												(2.05%)												2.59%
KraneShares Bosera MSCI China A 50 Connect Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			20.14%												(0.47%)												2.76%
KraneShares Bosera MSCI China A 50 Connect Index ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%												(2.45%)												4.14%
KraneShares Bosera MSCI China A 50 Connect Index ETF | Custom Blended KBA Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Custom Blended KBA Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent	[1]		35.10%												0.23%												3.82%
KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(11.56%)									(1.93%)
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(12.58%)									(4.73%)
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(6.85%)									(2.39%)
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%									13.24%
Performance Inception Date		Oct. 04, 2021
KraneShares California Carbon Allowance Strategy ETF | S&P Carbon Credit CCA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Carbon Credit CCA Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(10.75%)									(0.62%)
Performance Inception Date		Oct. 04, 2021
KraneShares China Alpha Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			52.90%		47.74%
Performance Inception Date		Aug. 27, 2024
KraneShares China Alpha Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			39.04%		36.84%
Performance Inception Date		Aug. 27, 2024
KraneShares China Alpha Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			33.83%		33.28%
Performance Inception Date		Aug. 27, 2024
KraneShares China Alpha Index ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%		34.55%
Performance Inception Date		Aug. 27, 2024
KraneShares China Alpha Index ETF | Qi China Alpha Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Qi China Alpha Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			55.10%		50.04%
Performance Inception Date		Aug. 27, 2024
KraneShares China Technology & Semiconductor STAR 50 Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			41.28%											(5.87%)
Performance Inception Date		Jan. 26, 2021
KraneShares China Technology & Semiconductor STAR 50 Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			41.28%											(5.87%)
Performance Inception Date		Jan. 26, 2021
KraneShares China Technology & Semiconductor STAR 50 Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			24.44%											(4.34%)
Performance Inception Date		Jan. 26, 2021
KraneShares China Technology & Semiconductor STAR 50 Index ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%											(4.48%)
Performance Inception Date		Jan. 26, 2021
KraneShares China Technology & Semiconductor STAR 50 Index ETF | SSE Science & Technology Innovation Board 50 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		SSE Science & Technology Innovation Board 50 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			42.58%											(2.93%)
Performance Inception Date		Jan. 26, 2021
KraneShares CSI China Internet ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			23.48%												(11.90%)												1.23%
KraneShares CSI China Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			20.63%												(12.96%)												0.46%
KraneShares CSI China Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.94%												(8.78%)												0.71%
KraneShares CSI China Internet ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%												(2.45%)												4.14%
KraneShares CSI China Internet ETF | CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.29%												(11.93%)												1.28%
KraneShares Electric Vehicles and Future Mobility Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			45.45%												(3.40%)							4.31%
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			45.48%												(3.85%)							3.93%
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			27.04%												(2.50%)							3.42%
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF | MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.34%												11.19%							10.20%
Performance Inception Date		Jan. 18, 2018
KraneShares Electric Vehicles and Future Mobility Index ETF | Custom Blended KARS Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Custom Blended KARS Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		45.03%												(2.74%)							4.89%
Performance Inception Date		Jan. 18, 2018
KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			23.10%												16.16%			19.05%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			22.16%												12.79%			15.86%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.67%												11.41%			14.02%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%												14.42%			16.38%
Performance Inception Date		Jul. 30, 2020
KraneShares Global Carbon Strategy ETF | S&P Global Carbon Credit Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Carbon Credit Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			25.12%												7.72%			20.34%
Performance Inception Date		Jul. 30, 2020
KraneShares Hang Seng TECH Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.78%										(8.69%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			18.26%										(9.04%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			11.76%										(6.48%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%										(3.07%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hang Seng TECH Index ETF | Hang Seng TECH Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Hang Seng TECH Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			24.37%										(7.12%)
Performance Inception Date		Jun. 08, 2021
KraneShares Hedgeye Hedged Equity Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			14.28%					12.29%
Performance Inception Date		Jul. 15, 2024
KraneShares Hedgeye Hedged Equity Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.45%					10.04%
Performance Inception Date		Jul. 15, 2024
KraneShares Hedgeye Hedged Equity Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.45%					8.49%
Performance Inception Date		Jul. 15, 2024
KraneShares Hedgeye Hedged Equity Index ETF | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%					15.77%
Performance Inception Date		Jul. 15, 2024
KraneShares Hedgeye Hedged Equity Index ETF | Hedgeye Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Hedgeye Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			15.96%					13.93%
Performance Inception Date		Jul. 15, 2024
KraneShares KWEB Covered Call Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.45%							10.17%
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			9.09%							(3.68%)
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.19%							1.44%
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%							6.93%
Performance Inception Date		Jan. 11, 2023
KraneShares KWEB Covered Call Strategy ETF | CSI Overseas China Internet Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.29%							3.07%
Performance Inception Date		Jan. 11, 2023
KraneShares Man Buyout Beta Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			10.81%	9.04%
Performance Inception Date		Oct. 07, 2024
KraneShares Man Buyout Beta Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			10.81%	9.03%
Performance Inception Date		Oct. 07, 2024
KraneShares Man Buyout Beta Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.40%	6.90%
Performance Inception Date		Oct. 07, 2024
KraneShares Man Buyout Beta Index ETF | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.15%	17.17%
Performance Inception Date		Oct. 07, 2024
KraneShares Man Buyout Beta Index ETF | Man Buyout Beta Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Man Buyout Beta Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			11.90%	10.07%
Performance Inception Date		Oct. 07, 2024
KraneShares Mount Lucas Managed Futures Index Strategy ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.21%)												4.75%		5.77%
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(5.10%)												2.92%		3.96%
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.90%)												3.06%		3.88%
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF | Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.17%												(2.15%)		(1.83%)
Performance Inception Date		Dec. 01, 2020
KraneShares Mount Lucas Managed Futures Index Strategy ETF | KFA MLM Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		KFA MLM Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			(1.69%)												6.76%		7.77%
Performance Inception Date		Dec. 01, 2020
KraneShares MSCI All China Health Care Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			24.84%												(11.76%)								(2.18%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			23.15%												(12.57%)								(2.76%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.03%												(8.22%)								(1.50%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%												(2.45%)								0.50%
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI All China Health Care Index ETF | MSCI China All Shares Health Care 10/40 Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Health Care 10/40 Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent			25.42%												(11.03%)								(1.47%)
Performance Inception Date		Jan. 31, 2018
KraneShares MSCI China Clean Technology Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			19.93%												(8.21%)										2.64%
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			19.80%												(8.44%)										2.17%
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.08%												(5.98%)										1.90%
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF | MSCI China All Shares Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China All Shares Index Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			28.94%												(2.45%)										2.02%
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI China Clean Technology Index ETF | MSCI China IMI Environment 10/40 Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI China IMI Environment 10/40 Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent			21.14%												(8.44%)										2.06%
Performance Inception Date		Oct. 12, 2017
KraneShares MSCI Emerging Markets ex China Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			37.58%												8.36%					9.62%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			36.61%												7.49%					8.78%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			23.05%												6.42%					7.53%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.57%												4.20%					6.45%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI Emerging Markets ex China Index ETF | MSCI Emerging Markets ex China Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets ex China Index (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent			34.61%												8.25%					8.93%
Performance Inception Date		Apr. 12, 2019
KraneShares MSCI One Belt One Road Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			27.20%												3.24%											3.98%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			26.91%												2.70%											3.51%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.80%												2.67%											3.30%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF | MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			22.34%												11.19%											11.29%
Performance Inception Date		Sep. 07, 2017
KraneShares MSCI One Belt One Road Index ETF | MSCI Global China Infrastructure Exposure Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Global China Infrastructure Exposure Index (Net) (Reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Average Annual Return, Percent	[3]		28.70%												4.07%											5.08%
Performance Inception Date		Sep. 07, 2017
KraneShares Public-Private AI & Technology ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			29.58%				30.61%
Performance Inception Date		Jul. 17, 2024
KraneShares Public-Private AI & Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			29.17%				30.21%
Performance Inception Date		Jul. 17, 2024
KraneShares Public-Private AI & Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			17.73%				23.57%
Performance Inception Date		Jul. 17, 2024
KraneShares Public-Private AI & Technology ETF | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%				16.44%
Performance Inception Date		Jul. 17, 2024
KraneShares Public-Private AI & Technology ETF | Solactive Etna Artificial General Intelligence Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Etna Artificial General Intelligence Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			23.73%				26.06%
Performance Inception Date		Jul. 17, 2024
KraneShares Public-Private Emerging Markets Internet and Technology ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			55.15%												(4.15%)									1.17%
Performance Inception Date		Oct. 11, 2017
KraneShares Public-Private Emerging Markets Internet and Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			52.03%												(4.60%)									0.73%
Performance Inception Date		Oct. 11, 2017
KraneShares Public-Private Emerging Markets Internet and Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			32.69%												(3.27%)									0.76%
Performance Inception Date		Oct. 11, 2017
KraneShares Public-Private Emerging Markets Internet and Technology ETF | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			33.57%												4.20%									5.29%
Performance Inception Date		Oct. 11, 2017
KraneShares Public-Private Emerging Markets Internet and Technology ETF | Solactive Emerging Markets Consumer Technology Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive Emerging Markets Consumer Technology Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			55.06%												(3.55%)									2.04%
Performance Inception Date		Oct. 11, 2017
KraneShares Sustainable Ultra Short Duration Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.52%			4.74%
Performance Inception Date		Jul. 25, 2024
KraneShares Sustainable Ultra Short Duration Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.69%			2.85%
Performance Inception Date		Jul. 25, 2024
KraneShares Sustainable Ultra Short Duration Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.65%			2.82%
Performance Inception Date		Jul. 25, 2024
KraneShares Sustainable Ultra Short Duration Index ETF | Bloomberg U.S Aggregate Bond (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S Aggregate Bond (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%			5.65%
Performance Inception Date		Jul. 25, 2024
KraneShares Sustainable Ultra Short Duration Index ETF | Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.54%			4.82%
Performance Inception Date		Jul. 25, 2024
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			9.78%												11.92%	12.46%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			7.40%												9.61%	10.15%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.02%												8.76%	9.21%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%												14.42%	15.23%
Performance Inception Date		Nov. 23, 2020
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | Value Line® Dynamic Dividend Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Value Line® Dynamic Dividend Equity Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.57%												11.62%	12.15%
Performance Inception Date		Nov. 23, 2020
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			11.73%												(3.87%)				(0.44%)
Performance Inception Date		May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			11.73%												(4.14%)				(0.91%)
Performance Inception Date		May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.94%												(2.98%)				(0.48%)
Performance Inception Date		May 14, 2019
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Treasury Inflation-Linked Bond Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.01%												1.12%				3.12%
Performance Inception Date		May 14, 2019
Quadratic Deflation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.12%)								(5.73%)
Performance Inception Date		Sep. 20, 2021
Quadratic Deflation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(8.12%)								(9.32%)
Performance Inception Date		Sep. 20, 2021
Quadratic Deflation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(4.80%)								(5.47%)
Performance Inception Date		Sep. 20, 2021
Quadratic Deflation ETF | Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Long U.S. Treasury Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.59%								(7.64%)
Performance Inception Date		Sep. 20, 2021

[1]	The Custom Blended KBA Index consists of the MSCI China A Index from the inception of the Fund through October 23, 2014, the MSCI China A International Index from October 23, 2014 through December 26, 2017, the MSCI China A Inclusion Index from December 26, 2017 through May 29, 2019, the MSCI China A Index from May 29, 2019 through January 5, 2022, and the MSCI China A 50 Connect Index after January 4, 2022. As described in the prior sentence, the Fund sought investment results that, before fees and expenses, corresponded to the price and yield performance of the various indices for the various time periods noted.
[2]	The Custom Blended KARS Index consists of the Solactive Electric Vehicles and Future Mobility Index from the inception of the Fund through June 15, 2021 and the Bloomberg Electric Vehicles Total Return Index going forward.
[3]	The MSCI Global China Infrastructure Exposure Index (Net) reflects the reinvestment of any cash distributions after deduction of any withholding tax using the maximum rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.